Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

10. Related Party Transactions

The following sets forth significant related parties and their relationships with the Company:

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

During the years ended December 31, 2021, 2022 and 2023, the Group entered in to a series of one-year loan agreements with SINA pursuant to which SINA is entitled to borrow from the Group to facilitate SINA’s business operations. SINA has withdrawn a total of US$978.2 million, US$1,261.9 million and US$1,105.7 million from the Group and repaid US$1,058.6 million, US$1,249.5 million and US$1,071.1 million to the Group during the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2022 and 2023, the loans to and interest receivable from SINA were US$420.4 million and US$445.2 million, respectively.

The following sets forth significant related party transactions with the Group:

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands)
Transactions with SINA
Revenue billed through SINA	$68,351	$44,962	$41,557
Revenue from services provided to SINA	43,170	31,984	25,253
Total	$111,521	$76,946	$66,810

Costs and expenses allocated from SINA(1)	$38,270	$47,178	$36,483
Interest income on loans to SINA	$17,943	$14,770	$14,913

Transactions with Alibaba
Advertising and marketing revenues from Alibaba – as an advertiser	$139,561	$106,974	$111,608
Advertising and marketing revenues from Alibaba – as an agent	$41,680	$223	$—
Services provided by Alibaba	$44,006	$33,745	$23,366
(1)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA or SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed US$48.0 million,US $37.7 million and US$24.9 million for other costs and expenses incurred by Weibo but paid by SINA for the years ended December 31, 2021, 2022 and 2023, respectively. During the years ended December 31, 2021, 2022 and 2023, Weibo allocated US$0.8 million, US$0.6 million and US$9.9 million to SINA for costs and expenses related to certain of SINA’s activities for which Weibo made the payments, respectively.

The following table sets forth the details of the revenues from SINA by advertising and marketing revenues and value-added services revenues for the periods specified.

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands)
Transactions with SINA
Advertising and marketing revenues	$96,359	$56,206	$45,319
Value-added services revenues	15,162	20,740	21,491
Total	$111,521	$76,946	$66,810

10. Related Party Transactions (Continued)

The following sets forth related party outstanding balance:

	As of December 31,
	2022	2023

	(In US$ thousands)
Amount due from SINA(2)	$487,117	$486,397
Payable to SINA for the acquisition of the equity of STC (Note 6)	$218,402	$—
Accounts receivable due from Alibaba	$75,347	$61,094

Loans to and interest receivable from other related parties(3) (4)
-Company A (an investee providing online brokerage services)	$110,000	$100,000
Subtotal (included in prepaid expenses and other current assets)	110,000	100,000
-Company B (an investee in real estate business)	454,912	349,716
Subtotal (included in other non-current assets)	454,912	349,716
Total	$564,912	$449,716
(2)	The Group uses amount due from/to SINA to settle balances arising from costs and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2022 and 2023, the amount due from SINA also included loans to and interest receivable from SINA of US$420.4 million and US$445.2 million at an annual interest rate ranging from 1% to 4% of maturity within one year, respectively, which are non-trade in nature.
(3)	The annual interest rates of the loans were ranging from 4.0% to 6.7% at both dates. These balances are non-trade in nature. The contractual terms of the loans were up to 5 years while subject to extension and the Group will determine the liquidity (current versus non-current) of the loans pursuant to the expected cash collection. In 2023, several loans were extended and the Group accounted for such extension as loan modification.
(4)	The Group estimates the allowance for credit losses on loans and interest receivables not sharing similar risk characteristic on an individual basis. The key factors considered when determining the above allowances for credit losses include the fair value of the assets held by the borrowers. For the years ended December 31, 2021, 2022 and 2023, the Group recognized nil, US$7.6 million credit losses and a reversal of US$2.1 million credit losses on loans to and interest receivable from other related parties based on the expected collection schedule of these loans, respectively.

Other related parties mainly include investee companies on which SINA or Weibo has significant influence. These investees are generally high-tech companies operating in different internet-related business. For the years ended December 31, 2021, 2022 and 2023, the Group recognized US$70.0 million, US$40.5 million and US$32.7 million of advertising and marketing revenues, US$3.3 million, US$8.1 million and US$2.7 million of value-added services revenues, and US$62.6 million, US$32.3 million and US$33.9 million of costs and expenses from other related parties, respectively. As of December 31, 2022 and 2023, other related parties accounted for outstanding balances of net accounts receivable of US$48.6 million and US$38.2 million, accounts payable of US$21.7 million and US$36.8 million, and accrued and other liabilities of US$6.6 million and US$6.0 million, respectively.